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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
                -------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY               10020
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         (Address of principal executive offices)                 (Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2004 is as follows:

Investment                                           Description of Securities                   Cost (c)             Fair Value
----------                                           -------------------------                   --------             ----------
Investment in real estate controlled affiliate (a):
 Fortress Brookdale Acquisition LLC ("FBA")          (b) 4.58% of the issued common shares       $ 14,694             $  17,306
                                                                                                 ========             =========

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.

(c) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $14.7 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $2.6 million.

Summary of Transactions with Affiliated Companies

                                                                                       Dividends, Interest
                                                                                        and Realized Gains
                                                                                        Nine Months Ended    Fair Value of Total
Affiliate                                              Purchase Date                    September 30, 2004       Investment
---------                                              -------------                    ------------------       ----------
Fortress Brookdale Acquisition LLC                   September 23, 2000                $                 -       $  17,306
                                                                                       ===================       =========

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ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(a)(1) Certification of Chief Executive Officer.

(a)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC

By: /s/ Jeffrey Rosenthal
    -----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    --------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2004

By: /s/ Jeffrey Rosenthal
    ----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004